Provisions for Liabilities	12 Months Ended
Dec. 31, 2012
Provisions for Liabilities [Abstract]
PROVISIONS FOR LIABILITIES

21.	PROVISIONS FOR LIABILITIES
An analysis of movements on provisions for liabilities is as follows:

	Claims, lawsuits and other proceedings(i)	Other provisions(ii)	Total
		(millions)
Balance at January 1, 2011	$145	$34	$179
Net provisions made during the year	45	11	56
Utilized in the year	(31)	(7)	(38)
Foreign currency translation adjustment	(1)	—	(1)
Balance at December 31, 2011	$158	$38	$196
Net provisions made during the year	23	(2)	21
Utilized in the year	(31)	(10)	(41)
Foreign currency translation adjustment	2	2	4
Balance at December 31, 2012	$152	$28	$180

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(i)
The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset. Insurance recoveries recognized at December 31, 2012 amounted to $6 million (2011: $6 million).

(ii)	The ‘Other’ category includes amounts relating to vacant property provisions of $13 million (2011: $20 million).